CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income
Loans, including fees	$ 12,681	$ 11,466
Total income	13,150	11,958
Non-interest expenses	8,410	6,911
Income before income taxes	2,886	4,224
Total federal income taxes	952	1,308
Net income	1,934	2,916
Parent Company [Member]
Income
Loans, including fees	110	122
Total income	2,206	3,680
Non-interest expenses	387	752
Income before income taxes	1,819	2,928
Total federal income taxes	(115)	12
Net income	1,934	2,916
First Federal Of Hazard [Member] | Parent Company [Member]
Income
Dividends	0	6,480
Equity in undistributed earnings	417	(5,745)
First Federal Of Frankfort [Member] | Parent Company [Member]
Income
Dividends	1,795	0
Equity in undistributed earnings	$ (116)	$ 2,823